Cover	Jun. 24, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42714
Entity Registrant Name	LightWave Acquisition Corp.
Entity Central Index Key	0002061379
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Preston Road
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	14755
City Area Code	214
Local Phone Number	617-8250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one
Trading Symbol	LWACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	LWAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at
Trading Symbol	LWACW
Security Exchange Name	NASDAQ